Note 10 - Property, Equipment, Mine Development Costs, Owned and Leased Mineral Rights, Land and Buildings (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment Including Development Costs [Table Text Block]
	As of December 31, 2014	As of December 31, 2013
Production equipment	$9,198	$9,030
Mine development	1,052	1,052
Total property, equipment and mine development costs	10,250	10,082
Less accumulated depreciation	(781)	(31)
Total property, equipment and mine development costs, net	$9,469	$10,051

Schedule of Owned and Leased Mineral Rights Land and Building [Table Text Block]
	As of December 31, 2014	As of December 31, 2013
Land	$490	$490
Buildings	266	132
Leased Mineral interests	1,034	20,377
Total owned and leased mineral rights, land and building	1,790	20,999
Less accumulated depreciation and depletion	(19)	(22)
Total owned and leased mineral rights, land and building, net	$1,771	$20,977